Note 15 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]	NOTE 15: COMMITMENTS AND CONTINGENCIES As at December 31, 2017 and 2016, the Company had no commitments or contingencies.